Regulatory Matters - Schedule of Infrastructure Surcharge (Details) $ in Millions	9 Months Ended
Sep. 30, 2026 USD ($)
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	$ 105
January 1, 2026
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	11
April 1, 2026
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	7
July 1 2026 [Member]
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	9
Missouri
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	13
Missouri | August 15 2026 [Member]
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	18
Pennsylvania
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	27
New Jersey
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	25
Indiana
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	15
West Virginia
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	2
Illinois
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	$ 5